Loss per ordinary share (Details 1) - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Warrants [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	8,869,633	8,869,633
Warrants [Member] | Earn Out 2020 [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares		1,137,000
R S U Outstanding [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	96,484	17,695
Rsu Vested [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	20,853	15,000
Incentive Shares [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	5,000	30,000
Share Options [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares	2,096,415
Ordinary Share [Member] | Earn Out 2020 [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive shares		1,137,000